Employee benefits (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Composition Rate of the plan's assets	100.00%	100.00%	100.00%
Fixed incomes securities [Member]
Disclosure of Employee benefits [Line Items]
Actual Rate Of Return Of Plan's Assets	5.10%	7.18%	7.16%
Composition Rate of the plan's assets	67.00%	61.00%	64.00%
Variable income securities [Member]
Disclosure of Employee benefits [Line Items]
Actual Rate Of Return Of Plan's Assets	(10.95%)	12.78%	10.07%
Composition Rate of the plan's assets	33.00%	39.00%	36.00%